Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Allowance for doubtful accounts - accounts receivable	$ 845	$ 354	$ 374
Software accumulated amortization	$ 3,016	$ 3,341	$ 2,973
Series A cumulative preferred stock, percentage	10.00%	10.00%	10.00%
Preferred stock series A, par value per share	$ 0.005	$ 0.005	$ 0.005
Preferred stock series A, liquidation preference	$ 156	$ 156	$ 156
Preferred stock series A, shares authorized	156,000	156,000	156,000
Preferred stock series A, shares issued	156,000	156,000	156,000
Preferred stock series A, shares outstanding	156,000	156,000	156,000
Common stock, par value	$ 0.005	$ 0.005	$ 0.005
Common stock, shares authorized	15,000,000	15,000,000	15,000,000
Common stock, shares issued	2,952,000	2,901,000	2,875,000
Common stock, shares outstanding	2,952,000	2,901,000	2,875,000
Treasury stock, shares	10,000	10,000	10,000